Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary		Average Summary		Average Compensation		Value of Initial
	Compensation	Compensation	Compensation		Actually Paid To		Fixed $100
	Table Total for	Actually Paid	Table Total for		Non-PEO		Investment Based On:	Net Income (Loss) (in thousands) (5)
Year	PEO (1)	to PEO (1)(2)	Non-PEO NEOs (3)		NEOs (3)(2)		Total Shareholder Return (4)
2025	$1,265,655	$1,680,304	$867,729	(6)	$1,033,639	(6)	$269.14	$(49,210)
2024	$1,659,741	$3,520,399	$765,646		$2,039,256		$115.27	$(38,266)
2023	$3,606,768	$3,174,062	$2,171,817		$1,915,459		$6.06	$(75,722)

Company Selected Measure Name	net income (loss)
Named Executive Officers, Footnote	The name of the Principal Executive Officers of the Company (each, a “PEO”) reflected in these columns for each applicable fiscal year is Mr. Tucker for each of fiscal year 2025, 2024 and 2023.The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2025, Mr. Haight and Mr. Webster and (ii) for fiscal year 2024 and 2023, Mr. Haight and André C. Bouchard.
PEO Total Compensation Amount	$ 1,265,655	$ 1,659,741	$ 3,606,768
PEO Actually Paid Compensation Amount	$ 1,680,304	3,520,399	3,174,062
Adjustment To PEO Compensation, Footnote	The “compensation actually paid” to the PEO and the “average compensation actually paid” to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K.

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2025 Summary Compensation Table	$1,265,655	$867,729
Less: Grant Date Fair Value of Stock & Option Awards Reported in the 2025 Summary Compensation Table	—	(120,510)
Plus: Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	—	117,597
Plus: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	325,437	108,478
Plus: Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	—	—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2025 (From Prior Year-End to Vesting Date)	89,212	60,345
Less: Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2025	—	—
Plus: Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2025 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2025)	—	—
Total Adjustments	$414,649	$165,910

Compensation Actually Paid for Fiscal Year 2025	$1,680,304	$1,033,639

Non-PEO NEO Average Total Compensation Amount	$ 867,729	765,646	2,171,817
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,033,639	2,039,256	1,915,459
Adjustment to Non-PEO NEO Compensation Footnote	The “compensation actually paid” to the PEO and the “average compensation actually paid” to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K.

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2025 Summary Compensation Table	$1,265,655	$867,729
Less: Grant Date Fair Value of Stock & Option Awards Reported in the 2025 Summary Compensation Table	—	(120,510)
Plus: Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	—	117,597
Plus: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	325,437	108,478
Plus: Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	—	—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2025 (From Prior Year-End to Vesting Date)	89,212	60,345
Less: Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2025	—	—
Plus: Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2025 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2025)	—	—
Total Adjustments	$414,649	$165,910

Compensation Actually Paid for Fiscal Year 2025	$1,680,304	$1,033,639

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR

The amount of “compensation actually paid” to our PEOs and the “average compensation actually paid” to our other NEOs is generally aligned with the Company’s cumulative TSR over the three years presented in the table when taking into consideration that the TSR calculation for 2023 includes the 2021 year when the Company’s stock price reduced by approximately 90%. The alignment of “compensation actually paid” with the Company’s TSR over the period is due to the fact that a significant portion of the “compensation actually paid” to our PEO and other NEOs is comprised of equity awards. For example, in November 2023, our Chief Executive Officer Mr. Tucker and our other NEOs (Messrs. Haight and Bouchard) were granted awards comprised 30% of RSUs and 70% of PSUs that were intended to cover annual long-term equity awards for fiscal years 2023, 2024 and 2025 and which comprise a significant portion of total compensation paid to them. TSR grew significantly in 2025 after an increase in 2024, and the Company continued to make financial improvements in 2025 as described in “Annual Performance Based Incentives Paid in Cash”.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income

While the Company does not use net income as a performance measure in its overall executive compensation programs, the measure of net income is generally correlated with the measure of Adjusted EBITDA, which comprises a significant portion of the performance goals for the Company’s Annual Executive Bonus Plan and equity awards in the form of PSUs. Although the Company’s net income remained negative in 2025, the changes in our “compensation actually paid” to our PEOs and the “average compensation actually paid” to our other NEOs were generally aligned with changes in our net income between 2023, 2024 and 2025 after factoring in that the equity grant made in 2023 was for a three-year period.

Total Shareholder Return Amount	$ 269.14	115.27	6.06
Net Income (Loss)	$ (49,210)	$ (38,266)	$ (75,722)
Additional 402(v) Disclosure	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values, such as assumed volatility and risk-free rate differ from those used at the time of grant due to the fluctuation in the stock price and the corresponding Monte Carlo Value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K.The Company TSR reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K, which is the three-year trading period ending on the last day of each year listed in the table.Represents the amount of net income (loss) reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
Mr. Tucker [Member]
Pay vs Performance Disclosure
PEO Name	Mr. Tucker	Mr. Tucker	Mr. Tucker
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 414,649
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	325,437
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,212
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,910
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(120,510)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,597
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,478
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,345
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0